7. BUSINESS SEGMENT REPORTING	9 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
7. BUSINESS SEGMENT REPORTING

The Company operates two reportable business segments in Denver, Colorado and Colorado Springs, Colorado, as defined by ASC Topic 280:

•	Petroleum mapping business – sale of map products for gas and oil exploration.

•	Real estate leasing business – leasing of commercial real estate to cannabis operators.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 2 above). The Company had no inter-segment sales for the periods presented. Summarized financial information concerning the Company’s reportable segments is shown as below:

	Inception (June 5, 2013) and the Three months ended September 30, 2013 Mapping Business	Inception (June 5, 2013) and the Three months ended September 30, 2013 Real Estate Business	Inception (June 5, 2013) and the Three months ended September 30, 2013 Total
Revenues, net	$455	$--	$455
Cost of revenues	(183)	--	(183)
Gross profit	272	--	272
Net loss	(8,957)	(463,059)	(472,016)
Total assets	$10,160	$463,394	$473,554
Expenditure for long-lived assets	$--	$--	$--